SHARE-BASED COMPENSATION (Details) - 2010 Omnibus Incentive Plan [Member] - $ / shares	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2020	Apr. 29, 2010
Description of Plan [Abstract]
Number of shares authorized (in shares)			1,500,000
SARs [Member]
Description of Plan [Abstract]
Exercised (in shares)	227,386
Exercised (in dollars per share)	$ 12.49
Outstanding (in shares)		14,025
Exercisable (in shares)		14,025
Outstanding (in dollars per share)		$ 12.95
Exercisable (in dollars per share)		$ 12.95